Jody M. Walker
                            Attorney At Law
                         7841 South Garfield Way
                        Centennial, Colorado 80122
Telephone: 303-850-7637                         Facsimile: 303-220-9902
                         jmwalker85@earthlink.net

June 9, 2005

David Ritenour
Securities and Exchange Commission
450 5th Street N.W.
Washington, D.C. 20549

Re:   Advanced ID Corporation
      Amended Preliminary Proxy Statement on Schedule 14A
        Filed May 19, 2005
      File No. 0-24965

Dear Mr. Ritenour:

Pursuant to your letter dated June 6, 2005, please note the following:

General

1.  Completed as requested.  The following has been added.

Currently, the Board of directors performs the functions of a nominating committee and is responsible for identifying one or more candidates to serve on the Board, investigating each candidate, evaluating his or her suitability for service on the Board and nominating a candidate for the Board.

The Board is authorized to use any methods it deems appropriate for identifying candidates for Board membership, including recommendations from current Board members and is open to recommendations from stockholders. The Board may consider engaging outside search firms to identify suitable candidates if necessary.

The Board is also authorized to engage in whatever investigation and evaluation processes it deems appropriate, including a thorough review of the candidate's background, characteristics, qualities and qualifications and personal interviews with the Board as a whole or individual members of the Board.

In formulating its recommendation, the Board will consider not only the findings and conclusions of its investigation and evaluation process, but also the current composition of the Board; the attributes and qualifications of serving Board members; additional attributes, capabilities or qualifications that should be represented on the Board; and whether the candidate could provide those additional attributes, capabilities or qualifications. The Board will not recommend any candidate unless that candidate has indicated a willingness to serve as a director and has agreed to comply, if elected, with the expectations and requirements of Board service.

We do not have a policy on Board of directors' attendance at Advanced ID's annual meetings of stockholders.

Information about Directors and Executive Officers

The Executive Officers

2. Mr. Hoffman, although carries the title of Vice President of Business Development, is not an officer of the company. The company has only two officers, Messrs. Bennett and Noble.

3.  Completed as requested.  The following has been added.

On January 1, 2004, Advanced ID entered into an employment agreement with Barry Bennett, our CEO. The agreement has no specific term and may be terminated by Advanced ID or Mr. Bennett, subject to the other provisions of the agreement. Mr. Bennett shall receive an annual salary of $92,000 Canadian dollars and a bonus determined at the sole discretion of the Board of directors. Advanced ID shall set proposed milestones and proposed bonuses if those milestones are met each year.

On January 1, 2004, Advanced ID entered into an employment agreement with Todd Noble, our CFO. The agreement has no specific term and may be terminated by Advanced ID or Mr. Noble, subject to the other provisions of the agreement. Mr. Noble shall receive an annual salary of $78,000 Canadian dollars and a bonus determined at the sole discretion of the Board of directors. Advanced ID shall set proposed milestones and proposed bonuses if those milestones are met each year.

Discussion of Proposals of the Board

Proposal 1: Election of Directors

4. Our by-laws do not permit cumulative voting in the election of directors. Our change in domicile will not affect this right.

Proposal 3: Change in Domicile to Nevada

5. The following language has been added describing the procedure necessary to complete the merger.

If approved by shareholders, the change in domicile to Nevada will be accomplished by completing the requisite documentation with each state. Articles of Incorporation will be filed in Nevada creating a wholly owned subsidiary of Advanced ID. Subsequently, Advanced ID will merge into its wholly owned subsidiary and Articles of Merger will be filed with South Dakota and Nevada.

6. We have provided copies of our Articles of Incorporation and By-Laws for Nevada as appendices to this proxy statement.



7.  Completed as requested.  The following has been added.

We currently have no material provisions within our charter and by-laws in regard to anti-takeover effects. Our proposed Nevada charter and by-laws, which are included as an appendix, also do not contain any material provisions for anti-takeover effects.

8.  Completed as requested.  The following has been added.

In addition, there will be no material federal income tax consequences to shareholders associated with a change in domicile from South Dakota to Nevada.

Thank you for your time and consideration in the matter.   As time is
of the essence, thank you in advance for your prompt attention to the above.

Very truly yours,


/s/Jody M. Walker
------------------------
Jody M. Walker
Attorney At Law